Consolidated Statements of Financial Position - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	¥ 23,684	¥ 20,791
Short-term bank deposits and restricted cash	9,408	3,628
Accounts receivable, net	21,502	21,489
Contract assets	604	474
Inventories	3,317	2,880
Prepayments and other current assets	25,167	22,219
Financial assets at fair value through profit or loss	0	39
Income tax recoverable	334	1,662
Total current assets	84,016	73,182
Non-current assets
Property, plant and equipment, net	418,605	410,008
Construction in progress	48,425	59,206
Right-of-use assets	59,457	61,549
Goodwill	29,920	29,923
Intangible assets	18,508	16,349
Interests in associates	40,303	39,192
Financial assets at fair value through profit or loss	73	0
Equity instruments at fair value through other comprehensive income	1,073	1,458
Deferred tax assets	8,164	7,577
Other assets	6,552	4,687
Total non-current assets	631,080	629,949
Total assets	715,096	703,131
Current liabilities
Short-term debt	27,994	42,527
Current portion of long-term debt	1,126	4,444
Accounts payable	107,578	102,616
Accrued expenses and other payables	56,775	48,516
Contract liabilities	63,849	54,388
Income tax payable	350	243
Current portion of lease liabilities	13,192	11,569
Current portion of deferred revenues	278	358
Total current liabilities	271,142	264,661
Non-current liabilities
Long-term debt	24,222	32,051
Lease liabilities	27,455	30,577
Deferred revenues	861	1,097
Deferred tax liabilities	24,208	19,078
Other non-current liabilities	1,033	627
Total non-current liabilities	77,779	83,430
Total liabilities	348,921	348,091
Equity
Share capital	80,932	80,932
Reserves	282,524	271,578
Total equity attributable to equity holders of the Company	363,456	352,510
Non-controlling interests	2,719	2,530
Total equity	366,175	355,040
Total liabilities and equity	¥ 715,096	¥ 703,131